LiveWell Variable Annuity

Flexible Premium Deferred Variable Annuity

issued by:  Midland National Life Insurance Company

through the Midland National Life Separate Account C

Supplement dated June 29, 2017

to the Prospectus Dated May 1, 2017

This Supplement describes important changes that are being made to the investment options available under your Contract.  Please read this Supplement carefully and retain it with your Prospectus for future reference.

This supplement will alter the prospectus for the flexible premium deferred variable annuity contract listed above in the following manner:

On page two of the prospectus, under Separate Account Investment Options, the following name change was effective June 12, 2017.

Old Name	New Name
BlackRock Large Cap Growth V.I. Fund Class III	BlackRock Large Cap Focus Growth V.I. Fund Class III

On page three of the prospectus, under Separate Account Investment Options, number 79 should be listed as:

79. Ivy VIP Natural Resources

The following investment options will be added from page 2 & 3, under Separate Account Investment Options effective August 1, 2017:

Investment Options Added
• ClearBridge Variable Large Cap Growth II
• Columbia VP Select Large-Cap Value Fund Class 2
• Columbia VP Seligman Global Tech Fund Class 2
• Columbia VP US Government Mortgage Fund Class 2
• First Investors Life Series Covered Call Strategy
• PIMCO Income Portfolio Advisor Class
• Power Dividend Index VIT Fund Class 1

The following investment options will be deleted from page 2 & 3, under Separate Account Investment Options effective August 1, 2017:

Investment Options Deleted
• Deutsche Global Small Cap VIP-B
• Fidelity® VIP Overseas Portfolio Service Class 2
• Ivy VIP Asset Strategy
• Ivy VIP Dividend Opportunities
• Ivy VIP Global Growth
• Janus Henderson Research Portfolio Service Shares
• Pioneer Fund VCT Portfolio Class II
• Pioneer High Yield VCT Portfolio Class II
• Power Income VIT Fund Class 2
• QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II
• Royce Capital Fund - Micro-Cap Portfolio Service Class

Under APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS the following name changes were effective June 12, 2017.

BlackRock Large Cap Core V.I. Fund4 Class III changed its name to BlackRock Advantage Large Cap Core V.I. Fund4 Class III

BlackRock Large Cap Growth V.I. Fund Class III changed its name to BlackRock Large Cap Focus Growth V.I. Fund Class III

The following investment options will be added, under APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS, effective August 1, 2017.

Portfolio	Investment Objective	Investment Adviser
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Large Cap Growth II	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.
Columbia Funds Variable Series Trust II
Columbia VP Select Large-Cap Value Fund Class 2	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia VP Seligman Global Tech Fund Class 2	Seeks to provide long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia VP US Government Mortgage Fund Class 2	Seeks to provide current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
First Investors Life Series Funds
First Investors Life Series Covered Call Strategy	Seeks long-term capital appreciation.	Foresters Investment Management Company, Inc.; Ziegler Capital Management, LLC serves as the sub-adviser
PIMCO Variable Insurance Trust
PIMCO Income Portfolio Advisor Class	Seeks maximum current income with long-term capital appreciation as a secondary objective.	Pacific Investment Management Company LLC
Northern Lights Trust
Power Dividend Index VIT Fund Class 1	Seeks total return from income and capital appreciation. Capital preservation is a secondary objective.	W.E. Donoghue & Co., LLC

The following investment options, under APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS, will be closed to new investors effective August 1, 2017.

Portfolio	Investment Objective	Investment Adviser
Deutsche Global Small Cap[6] VIP-B	Seeks above-average capital appreciation over the long term.	Deutsche Investment Management Americas Inc.
Fidelity® VIP Overseas Portfolio[6] Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Ivy VIP Asset Strategy[6]	Seeks to provide total return.	Ivy Investment Management Company
Ivy VIP Dividend Opportunities[6]	Seeks to provide total return.	Ivy Investment Management Company
Ivy VIP Global Growth[6]	Seeks to provide growth of capital.	Ivy Investment Management Company
Janus Henderson Research Portfolio[5,6] Service Shares (Formerly Janus Aspen Janus Portfolio)	Seeks long-term growth of capital.	Janus Capital Management LLC
Pioneer Fund VCT Portfolio[6] Class II	Seeks reasonable income and capital growth.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT Portfolio[6] Class II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Investment Management, Inc.
Power Income VIT Fund[6] Class 2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co., Inc.
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio[6] Class II

Seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The portfolio will seek to reduce volatility as a secondary objective.

Legg Mason Partners Fund Advisor, LLC, investment manager; QS Investors, LLC, Western Asset Management Company, sub-advisers
Royce Capital Fund - Micro-Cap Portfolio[6] Service Class	Seeks long-term growth of capital.	Royce & Associates, LLC

6This Investment Option was closed to new investors as of August 1, 2017. If You had money invested in this Investment Option as of the close of business on Monday, July 31, 2017, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Option after this date, You will not be able to reinvest in the portfolio.

A corresponding name change is hereby made throughout the prospectus and Statement of Additional Information (SAI).

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If you have any questions, please call the Customer Service Center toll-free at 1-866-747-3421, or write the Customer Service Center at, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas, 66675-8547.

Please retain this supplement for future reference.